TRADE RECEIVABLES AND OTHER - Schedule of Trade Receivables and Other (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	4	0
Other tax receivables	0	0
Contract assets	17	16
Prepaid expenses	0	0
Other	14	15
Total other receivables	35	31
Total trade receivables and other	35	31
Current
Trade receivables	578	386
Income tax receivables	26	17
Other tax receivables	43	54
Contract assets	2	2
Prepaid expenses	21	8
Other	23	23
Total other receivables	115	104
Total trade receivables and other	693	490
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	580	388
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (2)	€ (2)